STATEMENT OF ADDITIONAL INFORMATION

Supplement dated April 25, 2023

to the Statement of Additional Information (“SAI”) dated November 1, 2022

DSS AmericaFirst Defensive Growth Fund

Class A: DGQAX Class U: DGQUX Class I: DGQIX

DSS AmericaFirst Income Fund

Class A: AFPAX Class U: AFPUX Class I: AFPIX

DSS AmericaFirst Monthly Risk-On Risk-Off Fund

Class A: ABRFX Class U: ABRUX Class I: ABRWX

DSS AmericaFirst Large Cap Share Buyback Fund

Class A: SBQAX Class U: SBQUX Class I: SBQIX

______________________________________________________________________________

After the close of business April 24, 2023, Mr. Rick Gonsalves concluded his service as Trustee, President, and Principal Executive Officer of DSS AmericaFirst Quantitative Funds; and as portfolio manager of its funds.  Any information to the contrary should be disregarded.

Effective April 25, 2023, Robert G. Roach, Jr., who has served as Chief Compliance Officer of DSS AmericaFirst Quantitative Funds since September 2018, will also serve as President and Principal Executive Officer.

Effective May 1, 2023, Daniel Lew will serve as the portfolio manager for the DSS Monthly Risk-On Risk-Off Fund, DSS Defensive Growth Fund, DSS AmericaFirst Income Fund, and DSS AmericaFirst Large Cap Share Buyback Fund.  Any information in the SAI to the contrary should be disregarded.

The following supplements the information provided under the heading "Portfolio Manager."

Daniel Lew is the portfolio manager responsible for the day-to-day management of the DSS Monthly Risk-On Risk-Off Fund, DSS Defensive Growth Fund, DSS AmericaFirst Income Fund, and DSS AmericaFirst Large Cap Share Buyback Fund.  Mr. Lew’s compensation from the Funds’ Advisor is based on a salary and discretionary bonus.

As of March 31, 2023, Mr. Lew was responsible for managing the following types of accounts other than the Funds:

Daniel Lew	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of equity securities in the Funds beneficially owned by Mr. Lew as of March 31, 2023:

Fund Name	Dollar Range of Equity Securities in the Funds
DSS Monthly Risk-On Risk-Off Fund	None
DSS Defensive Growth Fund	None
DSS AmericaFirst Income Fund	None
DSS AmericaFirst Large Cap Share Buyback Fund	None

The Statement of Additional Information dated November 1, 2022, and the Prospectus dated November 1, 2022, and as supplemented, each provide information that you should know before investing in the Funds and should be retained for future reference.  The Prospectus and supplement and the Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All of these documents are available upon request and without charge by calling shareholder services at 1-877-217-8501.

Please retain this Supplement for future reference.